PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of plant and equipment, net

	As of June 30,
	2024	2023
Electronic equipment	$399,381	$468,863
Transportation equipment	99,044	-
Less: accumulated depreciation	(364,867)	(304,482)
Plant and equipment, net	$133,558	$164,381